Performance Management - Capital Group Global Equity ETF	Jul. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows the fund’s investment results for its first full calendar year of operations, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.
Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest 13.08% (quarter ended June 30, 2025)

Lowest 1.06% (quarter ended March 31, 2025)

The fund's total return for the six months ended June 30, 2026, was 11.19%

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	11.19%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.08%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	1.06%
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date – 6/25/2024)	24.58%	17.24%
− After taxes on distributions	24.47	17.11
− After taxes on distributions and sale of fund shares	14.64	13.26

Indexes	1 year	Lifetime (since fund’s inception)
MSCI World Index	21.09%	17.84%

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Availability Website Address [Text]	capitalgroup.com/etf